Employees - Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Duration (years)	17 years	18 years
Netherlands [member]
Disclosure of defined benefit plans [Line Items]
Duration (years)	19 years	20 years
Rest of World [member]
Disclosure of defined benefit plans [Line Items]
Duration (years)	13 years	14 years
Bottom of range [member]
Disclosure of defined benefit plans [Line Items]
Duration (years)	8 years	8 years
Top of range [member]
Disclosure of defined benefit plans [Line Items]
Duration (years)	24 years	20 years
Active Members [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	18.00%	20.00%
Active Members [member] | United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	14.00%	15.00%
Active Members [member] | Netherlands [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	22.00%	25.00%
Active Members [member] | Rest of World [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	16.00%	19.00%
Deferred Members [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	26.00%	26.00%
Deferred Members [member] | United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	32.00%	33.00%
Deferred Members [member] | Netherlands [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	30.00%	30.00%
Deferred Members [member] | Rest of World [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	15.00%	14.00%
Retired Members [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	56.00%	54.00%
Retired Members [member] | United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	54.00%	52.00%
Retired Members [member] | Netherlands [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	48.00%	45.00%
Retired Members [member] | Rest of World [member]
Disclosure of defined benefit plans [Line Items]
Percentage of defined benefit liabilities	69.00%	67.00%